Borrowings and financing (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings And Financing
Borrowings and financing, beginning	R$ 5,863	R$ 9,051
Additions	1,718	1,545
Accrued interest	952	971
Accrued swap	26	76
Mark-to-market	42	(4)
Monetary and exchange rate changes	(19)	(29)
Borrowing cost	15	13
Interest paid	(729)	(755)
Payments	(1,375)	(3,852)
Swap paid	(68)	(54)
Deconsolidation Exito	(1,361)
Foreign currency translation adjustment	209	(248)
Borrowings and financing, ending	R$ 5,273	5,863
Liabilities related to assets held for sale or distribution		R$ (851)